Balances Payable to Related Parties (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	₨ 1,190,102.2	$ 18,278.3	₨ 1,153,678.9
Balances in interest-bearing deposits	6,693,649.3	102,805.2	5,277,644.0
Principal Owner
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	21,758.0		24,262.8
Balances in interest-bearing deposits	10,749.7		739.7
Accrued expenses and other liabilities	327.8		336.7
Total	32,835.5		25,339.2
Others
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	11,771.8		11,708.6
Balances in interest-bearing deposits	1,905.0		713.4
Total	13,676.8		12,422.0
Related Party
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	33,529.8	515.0	35,971.4
Balances in interest-bearing deposits	12,654.7	194.4	1,453.1
Accrued expenses and other liabilities	327.8	5.0	336.7
Total	₨ 46,512.3	$ 714.4	₨ 37,761.2